March 27, 2006

Mr. Joseph Foti
Senior Assistant Chief Accountant
Division of Corporation Finance
Securities and Exchange Commission
100F Street, N.E.
Washington, D.C. 20549

RE:  ESCO Technologies Inc.
         File No. 1-10596
         Form 10-K for the Fiscal Year Ended September 30, 2005
         Form 10-Q for the Quarter Ended December 31, 2005

Dear Mr. Foti:

The attachment to this letter sets forth the response of ESCO Technologies Inc. (the "Company") to the comment of the Division of Corporation Finance of the Securities and Exchange Commission (the "Commission") dated March 7, 2006, with respect to the above referenced filings. We have duplicated the comment set forth in the comment letter in the attachment and have provided our response.

If you have any questions or if you require additional information, please do not hesitate to contact me at 314-213-7246.

Sincerely,






/c/ Gary E. Muenster
Gary E. Muenster
Senior Vice President
and Chief Financial Officer
ESCO Technologies Inc.
9900A Clayton Road
St. Louis, MO  63124